CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents (Note 5)	$ 9,350,892	$ 6,439,147
Marketable securities (Notes 6 and 7)	180,986	175,541
Deposits, advances and other	590,250	353,742
Total current assets	10,122,128	6,968,430
Property, plant and equipment, net (Note 8)	12,258,599	12,440,654
Total assets	22,380,727	19,409,084
Current Liabilities:
Accounts payable and accrued expenses (Note 4)	1,549,905	3,928,608
Accrued interest	2,388	2,388
Convertible notes and interest notes (Note 11)	0	34,400,030
Total current liabilities	1,552,293	38,331,026
Convertible notes and interest notes (Note 11)	39,671,870	1,042,000
Other (Note 11)	1,012,491	1,012,491
Total liabilities	42,236,654	40,385,517
SHAREHOLDERS' EQUITY
Common shares and equity units	290,467,418	289,326,172
Contributed Surplus (Note 11)	30,435,625	11,682,644
Warrants	0	543,915
Stock options (Note 10)	20,523,325	20,669,308
Accumulated deficit	(361,351,373)	(343,215,476)
Accumulated other comprehensive income	69,078	17,004
Total shareholders' deficit	(19,855,927)	(20,976,433)
Total liabilities and shareholders' equity	$ 22,380,727	$ 19,409,084